Loans And Allowance For Credit Losses (Allowance For Credit Losses And Recorded Investment In Loans By Portfolio Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012		Sep. 30, 2011	Mar. 31, 2011
Allowance for credit losses, Details :
Individually evaluated for impairment	¥ 923,098		¥ 860,330
Collectively evaluated for impairment	337,536		388,786
Loans acquired with deteriorated credit quality	40,998		36,391
Allowance for credit losses, Total	1,301,632		1,285,507		1,228,157	1,240,456
Loans, Details :
Individually evaluated for impairment	2,104,659		1,990,446
Collectively evaluated for impairment	89,569,901		90,139,544
Loans acquired with deteriorated credit quality	195,663		212,702
Loans, Total	91,870,223	[1]	92,342,692	[1]
Commercial [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	758,455		705,818
Collectively evaluated for impairment	227,458		245,916
Loans acquired with deteriorated credit quality	37,611		32,574
Allowance for credit losses, Total	1,023,524		984,308		912,769	895,611
Loans, Details :
Individually evaluated for impairment	1,610,253		1,479,098
Collectively evaluated for impairment	69,726,721		70,208,257
Loans acquired with deteriorated credit quality	110,955		108,634
Loans, Total	71,447,929	[1]	71,795,989	[1]
Residential [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	118,366		101,773
Collectively evaluated for impairment	38,968		67,855
Loans acquired with deteriorated credit quality	2,823		2,209
Allowance for credit losses, Total	160,157		171,837		169,410	165,215
Loans, Details :
Individually evaluated for impairment	314,434		321,074
Collectively evaluated for impairment	15,033,064		15,246,310
Loans acquired with deteriorated credit quality	18,866		19,534
Loans, Total	15,366,364	[1]	15,586,918	[1]
Card [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	42,853		47,418
Collectively evaluated for impairment	16,775		21,158
Loans acquired with deteriorated credit quality	247		327
Allowance for credit losses, Total	59,875		68,903		79,265	82,607
Loans, Details :
Individually evaluated for impairment	134,833		145,805
Collectively evaluated for impairment	558,094		597,619
Loans acquired with deteriorated credit quality	13,656		14,449
Loans, Total	706,583	[1]	757,873	[1]
UNBC [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	3,424		5,321
Collectively evaluated for impairment	54,335		53,857
Loans acquired with deteriorated credit quality	317		1,281
Allowance for credit losses, Total	58,076		60,459		66,713	97,023
Loans, Details :
Individually evaluated for impairment	45,139		44,469
Collectively evaluated for impairment	4,252,022		4,087,358
Loans acquired with deteriorated credit quality	52,186		70,085
Loans, Total	¥ 4,349,347	[1]	¥ 4,201,912	[1]

[1]	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.